As filed with the Securities and Exchange Commission on September 9, 2015

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22871

HCIM Trust
(Exact name of registrant as specified in charter)

6601 Six Forks Road, Suite 340, Raleigh, NC			27615
(Address of principal executive offices)			(Zip code)

Mr. David B. Perkins, 6601 Six Forks Road, Suite 340, Raleigh, NC 27615
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-877-569-2382

Date of fiscal year end:	December 31, 2015

Date of reporting period:	June 30, 2015

Item 1. Reports to Stockholders.

SEMI-ANNUAL REPORT

JUNE 30, 2015

Hatteras Disciplined Opportunity Fund

HCIM TRUST

For the year ended June 30, 2015

Table of Contents

Allocation of Portfolio Assets	3
Schedules of Investments	4-9
Statements of Assets and Liabilities	10
Statements of Operations	11
Statements of Changes in Net Assets	12
Notes to Financial Statements	13-21
Expense Example	22

HCIM TRUST

Hatteras Disciplined Opportunity Fund

Financial Statements

For the six months ended June 30, 2015

HCIM TRUST

HATTERAS DISCIPLINED OPPORTUNITY FUND

*Allocation of Portfolio Assets — June 30, 2015 (Unaudited)

*  Percentages are stated as a percentage of net assets.

HCIM TRUST
HATTERAS DISCIPLINED OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2015 (Unaudited)

	Contracts	Value
Purchased Options — 106.8%
Call Options — 101.8%[a]
S&P 500 Composite Stock Price Index
Expiration July 2015, Exercise Price: $25.30	70	$1,265,922
Expiration July 2015, Exercise Price: $25.75	40	721,584
Expiration July 2015, Exercise Price: $26.10	30	540,138
Expiration July 2015, Exercise Price: $193.92	70	88,709
Expiration July 2015, Exercise Price: $197.35	40	38,124
Expiration July 2015, Exercise Price: $200.00	30	21,720
Expiration August 2015, Exercise Price: $25.65	90	1,621,906
Expiration August 2015, Exercise Price: $25.75	50	900,559
Expiration August 2015, Exercise Price: $196.70	90	101,804
Expiration August 2015, Exercise Price: $197.10	50	54,915
Expiration September 2015, Exercise Price: $25.75	110	1,976,486
Expiration September 2015, Exercise Price: $26.10	30	537,992
Expiration September 2015, Exercise Price: $197.35	110	128,195
Expiration September 2015, Exercise Price: $200.00	30	28,941
Expiration October 2015, Exercise Price: $25.50	130	2,335,693
Expiration October 2015, Exercise Price: $26.00	30	537,507
Expiration October 2015, Exercise Price: $194.50	130	191,230
Expiration October 2015, Exercise Price: $199.26	30	33,229
Expiration November 2015, Exercise Price: $26.00	30	536,516
Expiration November 2015, Exercise Price: $26.10	130	2,323,604
Expiration November 2015, Exercise Price: $199.26	30	35,340
Expiration November 2015, Exercise Price: $200.00	130	146,368
Expiration December 2015, Exercise Price: $24.06	120	2,164,549
Expiration December 2015, Exercise Price: $26.97	40	709,892
Expiration December 2015, Exercise Price: $184.50	120	285,792
Expiration December 2015, Exercise Price: $205.19	40	34,126
Expiration January 2016, Exercise Price: $26.00	40	712,773
Expiration January 2016, Exercise Price: $26.97	120	2,126,700
Expiration January 2016, Exercise Price: $199.20	40	52,646
Expiration January 2016, Exercise Price: $205.19	120	111,455
Expiration February 2016, Exercise Price: $26.11	120	2,133,034
Expiration February 2016, Exercise Price: $27.32	45	794,455
Expiration February 2016, Exercise Price: $200.20	120	156,801
Expiration February 2016, Exercise Price: $209.50	45	33,626
Expiration March 2016, Exercise Price: $27.32	165	2,905,685
Expiration March 2016, Exercise Price: $209.50	165	133,324
Expiration April 2016, Exercise Price: $27.15	165	2,904,514
Expiration April 2016, Exercise Price: $207.40	165	164,172
Expiration May 2016, Exercise Price: $27.65	20	350,507
Expiration May 2016, Exercise Price: $211.80	20	16,527
Expiration May 2016, Exercise Price: $27.45	140	2,456,336
Expiration May 2016, Exercise Price: $210.50	140	124,817
Expiration June 2016, Exercise Price: $27.15	65	1,139,373
Expiration June 2016, Exercise Price: $27.65	100	1,747,904
Expiration June 2016, Exercise Price: $208.25	65	69,308
Expiration June 2016, Exercise Price: $211.80	100	88,416
Expiration July 2016, Exercise Price: $27.15	130	2,275,856
Expiration July 2016, Exercise Price: $208.25	130	146,302
Total Call Options		38,005,372

The accompanying notes are an integral part of these financial statements.

HCIM TRUST
HATTERAS DISCIPLINED OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2015 (Unaudited) (continued)

	Contracts	Value
Put Options — 5.0%[a]
S&P 500 Composite Stock Price Index
Expiration July 2015, Exercise Price: $193.92	70	$3,041
Expiration July 2015, Exercise Price: $197.35	40	2,890
Expiration July 2015, Exercise Price: $200.00	30	3,244
Expiration August 2015, Exercise Price: $196.70	90	18,980
Expiration August 2015, Exercise Price: $197.10	50	10,900
Expiration September 2015, Exercise Price: $197.35	110	38,410
Expiration September 2015, Exercise Price: $200.00	30	12,400
Expiration October 2015, Exercise Price: $194.50	130	50,738
Expiration October 2015, Exercise Price: $199.26	30	15,077
Expiration November 2015, Exercise Price: $199.26	30	18,062
Expiration November 2015, Exercise Price: $200.00	130	81,106
Expiration December 2015, Exercise Price: $184.50	120	43,847
Expiration December 2015, Exercise Price: $205.19	40	36,123
Expiration January 2016, Exercise Price: $199.20	40	31,376
Expiration January 2016, Exercise Price: $205.19	120	119,390
Expiration February 2016, Exercise Price: $200.20	120	108,192
Expiration February 2016, Exercise Price: $209.50	45	57,154
Expiration March 2016, Exercise Price: $209.50	165	225,414
Expiration April 2016, Exercise Price: $207.40	165	223,801
Expiration May 2016, Exercise Price: $211.80	20	32,899
Expiration May 2016, Exercise Price: $210.50	140	221,294
Expiration June 2016, Exercise Price: $208.25	65	101,742
Expiration June 2016, Exercise Price: $211.80	100	173,653
Expiration July 2016, Exercise Price: $208.25	130	212,231
Total Put Options		1,841,964
Total Purchased Options (Cost $40,047,702)		39,847,336
	Shares
Money Market Funds — 2.3%
Invesco Advisers, Inc. STIT — Liquid Assets Portfolio — Institutional Class 0.10%[b]	864,756	864,756
Total Money Market Funds (Cost $864,756)		864,756
Total Investments (Cost $40,912,458) — 109.1%		40,712,092
Liabilities in Excess of Other Assets — (9.1)%		(3,386,466)
Total Net Assets — 100.0%		$37,325,626

Percentages are stated as a percent of net assets.

a  Non-income producing.

b  Variable Rate Security. The rate shown represents the rate at June 30, 2015.

The accompanying notes are an integral part of these financial statements.

HCIM TRUST
HATTERAS DISCIPLINED OPPORTUNITY FUND

SCHEDULE OF OPTIONS WRITTEN

June 30, 2015 (Unaudited) (continued)

	Contracts	Value
Options Written — 8.9%
Call Options — 6.6%
S&P 500 Composite Stock Price Index
Expiration: July 2015, Exercise Price: $201.12	140	$88,478
Expiration: July 2015, Exercise Price: $203.77	80	34,357
Expiration: July 2015, Exercise Price: $205.75	60	17,794
Expiration: August 2015, Exercise Price: $203.90	100	58,439
Expiration: August 2015, Exercise Price: $204.17	180	101,893
Expiration: September 2015, Exercise Price: $205.15	220	133,920
Expiration: September 2015, Exercise Price: $207.30	60	28,648
Expiration: October 2015, Exercise Price: $203.45	260	211,875
Expiration: October 2015, Exercise Price: $207.00	60	35,541
Expiration: November 2015, Exercise Price: $207.90	60	37,352
Expiration: November 2015, Exercise Price: $208.90	260	147,520
Expiration: December 2015, Exercise Price: $195.50	240	362,159
Expiration: December 2015, Exercise Price: $214.01	80	31,429
Expiration: January 2016, Exercise Price: $210.00	80	52,410
Expiration: January 2016, Exercise Price: $214.49	240	106,310
Expiration: February 2016, Exercise Price: $210.50	240	166,834
Expiration: February 2016, Exercise Price: $218.00	90	33,101
Expiration: March 2016, Exercise Price: $218.80	330	130,274
Expiration: April 2016, Exercise Price: $216.70	330	179,273
Expiration: May 2016, Exercise Price: $220.00	320	151,363
Expiration: June 2016, Exercise Price: $218.00	130	78,600
Expiration: June 2016, Exercise Price: $221.00	200	97,987
Expiration: July 2016, Exercise Price: $218.25	260	169,192
Total Call Options		2,454,749
Put Options — 2.3%
S&P 500 Composite Stock Price Index
Expiration: July 2015, Exercise Price: $174.53	70	370
Expiration: July 2015, Exercise Price: $177.62	40	283
Expiration: July 2015, Exercise Price: $180.00	30	266
Expiration: August 2015, Exercise Price: $177.03	90	4,229
Expiration: August 2015, Exercise Price: $177.39	50	2,411
Expiration: September 2015, Exercise Price: $177.62	110	11,422
Expiration: September 2015, Exercise Price: $180.00	30	3,596
Expiration: October 2015, Exercise Price: $175.05	130	17,693
Expiration: October 2015, Exercise Price: $179.33	30	5,163
Expiration: November 2015, Exercise Price: $179.33	30	6,892
Expiration: November 2015, Exercise Price: $180.00	130	30,852
Expiration: December 2015, Exercise Price: $166.05	120	18,884
Expiration: December 2015, Exercise Price: $184.67	40	14,728
Expiration: January 2016, Exercise Price: $179.28	40	13,877
Expiration: January 2016, Exercise Price: $184.67	120	52,040
Expiration: February 2016, Exercise Price: $180.18	120	50,427
Expiration: February 2016, Exercise Price: $188.55	45	26,111
Expiration: March 2016, Exercise Price: $188.55	165	108,285
Expiration: April 2016, Exercise Price: $186.66	165	112,538
Expiration: May 2016, Exercise Price: $190.62	20	16,943
Expiration: May 2016, Exercise Price: $189.45	140	114,258
Expiration: June 2016, Exercise Price: $187.43	65	54,500
Expiration: June 2016, Exercise Price: $190.62	100	92,380

The accompanying notes are an integral part of these financial statements.

HCIM TRUST
HATTERAS DISCIPLINED OPPORTUNITY FUND

SCHEDULE OF OPTIONS WRITTEN

June 30, 2015 (Unaudited) (continued)

	Contracts	Value
S&P 500 Composite Stock Price Index (continued)
Expiration: July 2016, Exercise Price: $187.43	130	$116,586
Total Put Options		874,734
Total Options Written (Premiums received $4,693,378) — 8.9%		$3,329,483

The accompanying notes are an integral part of these financial statements.

HCIM TRUST
HATTERAS DISCIPLINED OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2015 (Unaudited) (continued)

HCIM Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

•  Level 1 — Quoted prices in active markets for identical securities.

•  Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained from a broker quote in an illiquid market.

The following is a summary of the inputs used to value the Fund's assets and liabilities as of June 30, 2015:

Description	Level 1	Level 2	Level 3	Total
Purchased Options	$—	$39,847,336	$—	$39,847,336
Money Market Funds	864,756	—	—	864,756
Total Investments	$864,756	$39,847,336	$—	$40,712,092
Options Written	$—	$3,329,483	$—	$3,329,483

There were no transfers into or out of Level 1, Level 2, or Level 3 during the period.

Transfers between levels are recognized at the end of the reporting period.

The accompanying notes are an integral part of these financial statements.

HCIM TRUST
HATTERAS DISCIPLINED OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2015 (Unaudited) (continued)

The table below discloses both gross information and net information about instruments and transactions eligible for offset in the Statements of Assets and Liabilities and instruments and transactions that are subject to an agreement similar to a master netting agreement as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers and counterparties. Margin reflected in the collateral tables reflects margin up to an amount of 100% of the net amount of unrealized loss for the respective counterparty as of June 30, 2015:

Assets:

	Gross	Gross Amounts Offset in the Statement	Net Amounts Presented in the Statement	Gross Amounts not offset in the Statement of Assets and Liabilities
	Amounts of Recognized Assets	of Assets and Liabilities	of Assets and Liabilities	Financial Instruments	Collateral Received (Pledged)	Net Amount
Description
Purchased Options	$39,847,336	$—	$39,847,336	$—	$—	$39,847,336
	$39,847,336	$—	$39,847,336	$—	$—	$39,847,336

Liabilities:

	Gross	Gross Amounts Offset in the Statement	Net Amounts Presented in the Statement	Gross Amounts not offset in the Statement of Assets and Liabilities
	Amounts of Recognized Liabilities	of Assets and Liabilities	of Assets and Liabilities	Financial Instruments	Collateral Pledged (Received)	Net Amount
Description
Options Written	$(3,329,483)	$—	$(3,329,483)	$3,301,500	$27,983	$—
	$(3,329,483)	$—	$(3,329,483)	$3,301,500	$27,983	$—

Actual margin amounts required at each counterparty are based on the notional amounts or the number of contracts outstanding and may exceed the margin presented in the collateral tables. The master netting agreements allow the clearing brokers to net any collateral held in or on behalf of the Fund or liabilities or payment obligations of the clearing brokers to the Fund against any liabilities or payment obligations of the Fund to the clearing brokers. The Fund may be required to deposit financial collateral (including cash collateral) at the clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty.

The accompanying notes are an integral part of these financial statements.

HCIM TRUST

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

Hatteras Disciplined Opportunity Fund
Assets:
Investments, at value (cost $40,912,458)	$40,712,092
Dividends and interest receivable	80
Deposits for options written	27,983
Prepaid expenses	21,497
Total Assets	40,761,652
Liabilities:
Options written, at value (premiums received $4,693,378)	3,329,483
Payable for Fund shares redeemed	25,000
Accrued management fee	5,138
Accrued distribution fees	13
Accrued expenses and other liabilities	76,392
Total Liabilities	3,436,026
Net Assets	$37,325,626
Net Assets Consist of:
Shares of beneficial interest	$36,369,882
Undistributed net investment income (loss)	(314,267)
Accumulated net realized gain	106,482
Net unrealized appreciation (depreciation) on:
Investments	(200,366)
Written option contracts	1,363,895
Net Assets	$37,325,626
Class A Shares
Net assets	$11,202
Shares outstanding (unlimited shares authorized, $0.001 par value)	1,077
Net asset value and redemption price per share (See note 1 of the Notes to Financial Statements)	$10.40
Maximum offering price per share ($10.40 divided by 0.9525)	$10.92
Institutional Class Shares
Net assets	$37,314,424
Shares outstanding (unlimited shares authorized, $0.001 par value)	3,587,071
Net asset value, redemption price and offering price per share	$10.40

The accompanying notes are an integral part of these financial statements.

HCIM TRUST

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2015 (Unaudited)
Hatteras Disciplined Opportunity Fund
Investment Income:
Interest income	$376
Total Investment Income	376
Expenses:
Management fees	224,858
Distribution fees	13
Administration and accounting fees	107,894
Audit fees	5,182
Chief compliance officer fees	3,099
Custody fees	2,906
Trustees' fees	19,138
Registration fees	13,812
Legal fees	23,118
Printing fees	10,265
Transfer agent fees	18,036
Other expenses	3,431
Total Expenses	431,752
Fees Recouped (Waived)	(117,109)
Net Expenses	314,643
Net Investment Loss	(314,267)
Realized and Unrealized Gain (Loss):
Realized gain (loss) on:
Investments	1,466,650
Written option contracts	(649,644)
Change in unrealized appreciation (depreciation) on:
Investments	(2,821,294)
Written option contracts	2,934,665
Net Realized and Unrealized Gain	930,377
Net Increase in Net Assets Resulting from Operations	$616,110

The accompanying notes are an integral part of these financial statements.

HCIM TRUST

STATEMENT OF CHANGES IN NET ASSETS

HATTERAS DISCIPLINED OPPORTUNITY FUND	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Operations:
Net investment loss	$(314,267)	$(441,383)
Net realized gain	817,006	464,704
Change in unrealized appreciation	113,371	1,050,158
Net Increase in Net Assets Resulting from Operations	616,110	1,073,479
Dividends and Distributions to Shareholders:
Net Investment Income
Institutional Shares	—	—
Capital Gain Distribution
Institutional Shares	—	(740,749)
Total Dividends and Distributions	—	(740,749)
Capital Share Transactions:
Class A Shares:
Proceeds from shares issued	1,523	9,525
Proceeds from shares issued to holders in reinvestment of dividends	—	—
Cost of shares redeemed	—	—
Institutional Shares:
Proceeds from shares issued	5,742,630	35,284,316
Proceeds from shares issued to holders in reinvestment of dividends	—	740,637
Cost of shares redeemed	(2,973,534)	(2,428,311)
Net Increase in Net Assets from Capital Share Transactions	2,770,619	33,606,167
Total Increase in Net Assets	3,386,729	33,938,897
Net Assets:
Beginning of period	33,938,897	—
End of period *	$37,325,626	$33,938,897
* Including undistributed net investment income (loss)	$(314,267)	$—

The accompanying notes are an integral part of these financial statements.

HCIM TRUST

NOTES TO FINANCIAL STATEMENTS

For the Six Months Ended June 30, 2015 (Unaudited)

1. ORGANIZATION

The Hatteras Disciplined Opportunity Fund (the "Disciplined Opportunity Fund" or the "Fund"), is a series of HCIM Trust (the "Trust"), which was organized as a Delaware statutory trust on May 13, 2013. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end non-diversified management investment company. The Disciplined Opportunity Fund offers Institutional shares that commenced operations on January 1, 2014, and Class A shares that commenced operations on December 31, 2014. The Class A shares have a sales charge (load) of 4.75% (of the offering price), have an annual distribution fee of 0.25%, and a contingent deferred sales charge of 1.00% for shares liquidated within 18 months of purchase. On February 25, 2015, the Board of Trustees (the "Board") approved a plan of liquidation for Hatteras PE Intelligence Fund ("PEI Fund"), a previous series of the Trust. Effective February 12, 2015, the Fund stopped accepting purchases and PEI Fund liquidated its assets on March 16, 2015.

The Fund is managed by Hatteras Funds, LLC (the "Adviser"), an investment adviser registered with the Securities and Exchange Commission (the "SEC") under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The Fund's distributor, an affiliate of the Adviser, is Hatteras Capital Distributors, LLC (the "Distributor"). The Fund is subject to the general oversight of the Board.

Disciplined Opportunity Fund

Investment Objective

The Disciplined Opportunity Fund seeks to consistently outperform the broader equity market on a risk-adjusted basis in both rising and declining markets.

Principal Investment Strategies

The Disciplined Opportunity Fund seeks to achieve its investment objective principally by buying call options, with the S&P 500® Composite Stock Price Index (the "S&P 500 Index") as the underlying reference index, to create broad market exposure, and buying and writing (selling) additional call and put options on the S&P 500 Index to enhance market returns and reduce market losses.

Acertus Capital Management, LLC (the "Sub-Advisor") serves as the sub-adviser to the Disciplined Opportunity Fund. The Disciplined Opportunity's Fund investment strategy is implemented through the purchase of a rolling series of call and put options, with each series of options delivering a formulaic return over its term.

The Disciplined Opportunity Fund generally invests in a series of call and put options, with each set of options having approximately a 12-month term. In other words, at any given time, the Disciplined Opportunity Fund will generally have one series of options expiring in approximately one month, a second set of options expiring in approximately two months, and so on, up to a twelfth series expiring in approximately twelve months. Each month, a previously purchased set of options will generally expire, be exercised or be sold at or near their expiration, and the proceeds used to purchase (or roll into) a new series of options expiring in approximately twelve months.

The Disciplined Opportunity Fund expects that its assets will generally be invested evenly across the series of call and put options, such that the average time to expiration of the Disciplined Opportunity Fund's options will be approximately six months.

The Disciplined Opportunity Fund utilizes FLexible EXchange® Options ("FLEX Options"). FLEX Options are explained further in Note 3 Derivative Transactions.

From time to time, the Fund may hold a portion of its assets in cash or invest them in liquid, short-term investments, including U.S. government obligations, certificates of deposit, commercial paper, other investment companies, money market instruments or other securities.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with U.S. Generally Accepted Accounting Principles ("GAAP"), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the period. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Fund:

Cash — Cash may include short-term interest bearing deposit accounts. At times, such deposits may be in excess of federally insured limits.

Security Valuation — Investments by the Fund are valued in the following manner:

Exchange-traded and over-the-counter securities are valued at the closing price of the applicable exchange on the day the valuation is made. Listed securities and put and call options for which no sale was reported on a particular day and securities traded over-the-counter are valued at the mean between the last bid and ask prices. Fixed income securities (other than obligations having a maturity of 60 days or less) are valued on the basis of values obtained from pricing services or from brokers, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Fixed income securities purchased with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Money market funds are valued at their net asset value.

FLEX Options are customized option contracts available through the Chicago Board Options Exchange ("CBOE"). FLEX Options are valued by an independent third party pricing service which utilizes an options pricing model. Factors used by the model may include observable

HCIM TRUST

NOTES TO FINANCIAL STATEMENTS

For the Six Months Ended June 30, 2015 (Unaudited) (continued)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Security Valuation (continued)

and unobservable inputs, including the strike price and maturity date of the option, implied volatility, and the level of the underlying reference entity.

Securities and other assets for which market quotations are not readily available (including restricted securities) will be valued in good faith at fair value under the supervision of the Board. In determining the fair value of a security, the Board shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Fund with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Adviser or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Adviser; and (vii) the liquidity or illiquidity of the market for the security. When a furnished price is significantly different from the previous day's price, the Adviser will review the price to determine if it is appropriate. When prices are not readily available, or are determined to not reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before a Fund calculates its net asset value, a Fund may value its securities or fair value as determined in accordance with procedures approved by the Board.

A summary of the inputs used to value the Fund's net assets as of June 30, 2015 is located in a table following the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

GAAP establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. GAAP also requires additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

•  Level 1 — Quoted prices in active markets for identical securities.

•  Level 2 — Other significant observable inputs (including quoted prices for similar securities or the identical security on an active market, interest rates, prepayment speeds, credit risk, etc.).

•  Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

There were no transfers in the Fund between levels during the six months ended June 30, 2015. Transfers between levels are recognized at the end of the reporting period.

Security Transactions, Investment Income and Realized Gain and Loss — Investment and shareholder transactions in the Fund are recorded on trade date. Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recognized on an accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method. Long-term capital gain distributions received are recorded as capital gains.

Foreign Currency Translations and Transactions — The Fund may engage in foreign currency transactions. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Fund does not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities for unrealized gains and losses. However, for federal income tax purposes, the Fund does isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gain or loss from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.

The Fund may enter into forward currency exchange contracts obligating the Fund to deliver and receive a currency at a specified future date. The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Fund may use forward currency exchange contracts to gain exposure to, and to hedge against changes in the value of foreign currencies. With forward currency exchange contracts, there is minimal counter-party credit risk to the Fund since forward currency exchange contracts are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded forward currency exchange contracts, guarantees the forward currency exchange contracts against default. Unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time the forward contract is closed.

Taxes and Distributions to Shareholders — The Fund intends to qualify and elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund intends to distribute the requisite investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is recorded.

The Fund has reviewed all open tax years (all years since inception) and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year-end December 31, 2014. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized

HCIM TRUST

NOTES TO FINANCIAL STATEMENTS

For the Six Months Ended June 30, 2015 (Unaudited) (continued)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Taxes and Distributions to Shareholders (continued)

tax benefits will change significantly. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions in the Statements of Operations. During the year ended December 31, 2014, the Fund did not incur any interest or penalties.

Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

Permanent differences are generally due to differing treatment of net investment losses. To the extent these differences are permanent, they are charged or credited to paid-in capital, accumulated net realized gain (loss), or accumulated net investment income (loss), as appropriate, in the period in which the differences arise. These reclassifications have no effect on net assets or net asset value per share of the Fund.

Guarantees and Indemnifications — Under the Fund's organizational documents, their officers and trustees are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

3. DERIVATIVE TRANSACTIONS

The Fund utilizes derivatives to achieve its investment strategy. The Fund uses long options to create broad market exposure while utilizing put options and short strategies to enhance market returns and reduce market losses. Specifically, the Fund uses FLEX options, whose customized exercise prices and expiration dates, allow the Fund to more precisely implement its investment strategy than through what could be achieved through the use of standardized option contracts.

A description of the potential benefits and risks with each type of derivative that may be used by the Fund is summarized below.:

Total Return Swaps — A total return swap agreement is a financial contract between two parties, where one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains. In total return swaps, the underlying asset, referred to as the reference asset, is usually an equity index, loans, or bonds. This is owned by the party receiving the set rate payment.

Credit Default Swaps — A credit default swap ("CDS") is a financial contract between two parties, where the seller of the CDS will compensate the buyer in the event of a loan default or other credit event. The buyer of the CDS makes a series of payments (the CDS "fee" or "spread") to the seller and, in exchange, receives a payoff if the loan defaults.

Credit default swaps have two primary risks: counterparty risk and liquidity risk. Counterparty risk is the risk that the other party to the transaction will not honor its contractual obligation. Liquidity risk is the risk that buyers and sellers may become scarcer in periods of market volatility, making it difficult to close the position.

Forwards — A forward contract specifies the exchange of goods (generally a pre-determined amount of a foreign currency) for a specified price at a specified future date. Forwards are not treated as hedging instruments under GAAP. The activity related to the Fund's forward currency contracts is disclosed separately in the components of net unrealized depreciation on the Statements of Assets and Liabilities, and in realized loss and the change in unrealized depreciation on the Statements of Operations.

In addition, as the principals who deal in the forward markets are not required to continue to make markets in the currencies or commodities they trade, these markets can experience periods of illiquidity, sometimes of significant duration. Disruptions can occur in any currency market traded by a Fund due to unusually high trading volume, political intervention or other factors. The imposition of controls by governmental authorities might also limit such forward trading, to the possible detriment of the Fund. Market illiquidity or disruption could result in significant losses.

Options — Call options give the owner the option to buy a stock at a specific price (also called the strike price) over a given period of time. Put options give the owner the right, but not the obligation, to sell a stock at a specific price over a given period of time. A purchaser (holder) of an option pays a non-refundable premium to the seller (writer) of an option to obtain the right to buy/sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of an option, upon payment by the holder of the premium, has the obligation to sell/buy the security from the holder of the option at the exercise price during the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Fund realizes a gain or loss from the sale of the security (or closing of the short sale). Options are not treated as hedging instruments under GAAP.

Although option techniques can increase investment return, they can also involve a relatively higher level of risk. The writing (selling) of uncovered options involves a theoretically unlimited risk of a price increase or decline, as the case may be, in the underlying security. The expiration of unexercised long option positions effectively results in loss of the entire cost or premium paid for the option. Option premium costs, as well as the cost of covering options written by the Fund, can reduce or eliminate position profits or create losses as well.

HCIM TRUST

NOTES TO FINANCIAL STATEMENTS

For the Six Months Ended June 30, 2015 (Unaudited) (continued)

3. DERIVATIVE TRANSACTIONS (CONTINUED)

Options (continued)

With options, there is minimal counterparty credit risk to the Fund since options are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded options, guarantees the options against default.

FLEX Options are customized option contracts available through the CBOE that are guaranteed for settlement by The Options Clearing Corporation ("OCC" or the "Clearinghouse"). FLEX Options provide investors with the ability to customize exercise prices and expiration dates, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter ("OTC") options positions. The Disciplined Opportunity Fund bears the risk that the Clearinghouse will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be illiquid, and in such cases, the Disciplined Opportunity Fund may have difficulty closing out certain FLEX Options positions at desired times and prices.

The premiums received by the Disciplined Opportunity Fund during the six months ended June 30, 2015, were as follows:

Disciplined Opportunity Fund
Options outstanding at December 31, 2014	$3,685,686
Options written	2,381,778
Options closed	(1,053,135)
Options exercised	—
Options expired	(320,951)
Options outstanding at June 30, 2015	$4,693,378

The number of option contracts written by the Disciplined Opportunity Fund during the six months ended June 30, 2015 were as follows:

Disciplined Opportunity Fund
Options outstanding at December 31, 2014	5,610
Options written	2,955
Options closed	(1,830)
Options exercised	—
Options expired	(705)
Options outstanding at June 30, 2015	6,030

The activity related to the Disciplined Opportunity Fund's purchased options is included within investments on the Statements of Assets and Liabilities, and in realized gain on investments and change in unrealized appreciation on investments on the Statements of Operations. The activity related to the Disciplined Opportunity Fund's written options is disclosed separately on the Statements of Assets and Liabilities, and in realized loss and the change in unrealized depreciation in the Statements of Operations.

The Fund engaged in derivative instruments during the six months ended June 30, 2015. The average quarterly notional amount of purchased options and written options during the six months ended June 30, 2015, were as follows:

Disciplined Opportunity Fund
Purchased Options	$32,971,612
Written Options	3,626,579

4. INVESTMENT ADVISER AND OTHER AFFILIATES

The Adviser is responsible for the management and operation of the Fund and the investment of the Fund's assets, subject to the ultimate supervision of and subject to any policies established by the Board, pursuant to the terms of an investment advisory agreement (the "Investment Advisory Agreement") with the Fund. Under the terms of the Investment Advisory Agreement, the Adviser is responsible for developing, implementing and supervising the Fund's investment programs and is entitled to receive a monthly management fee based upon the average daily net assets of the Fund at the annual rate of 1.25%.

The Sub-Advisor serves as sub-advisor to the Fund. Pursuant to the sub-advisory agreement between the Adviser and the Sub-Advisor who provides services to the Disciplined Opportunity Fund, the Adviser compensates the Sub-Advisor based on the amount of average daily net assets of the Disciplined Opportunity Fund.

HCIM TRUST

NOTES TO FINANCIAL STATEMENTS

For the Six Months Ended June 30, 2015 (Unaudited) (continued)

4. INVESTMENT ADVISER AND OTHER AFFILIATES (CONTINUED)

Beginning December 31, 2014, the Adviser has contractually agreed to waive fees and/or reimburse certain expenses to the extent necessary to maintain the Fund's Institutional shares and Class A shares total annual Fund operating expenses (excluding interest, tax, and other extraordinary expenses) at a ratio of 1.75% and 2.00%, respectively, of average daily net assets (the "Expense Cap"). During the six months ended June 30, 2015, the Adviser waived $117,109 in expenses. The Expense Cap will remain in effect through at least April 30, 2016.

Any waiver is subject to later adjustments to allow the Advisor to recoup amounts previously waived to the extent actual fees and expenses for a fiscal period are less than the Fund's Expense Cap, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years from the date such amount waived or reimbursed. Amounts subject to future recoupment as of June 30, 2015 are as follows:

	Recoverable Amount	Year of Expiration
Disciplined Opportunity Fund	$117,109	12/31/2018

Certain officers of the Trust are employees of the Adviser. Each trustee of the Board who is not an "interested person" of the Fund, as defined by Section 2(a)(19) of the 1940 Act (each an "Independent Trustee"), receives an annual retainer from the Fund for his services on the Board and for his services as a member of a committee of the Fund.

The Advisor compensates the Distributor under a distribution agreement in place between the two entities. The Advisor is also responsible for paying fees to various shareholder servicing agents for performing shareholder servicing functions and maintaining shareholder accounts. For this service, the Distributor receives an annual distribution and service (Rule 12b-1) fee equal to 0.25% of the Class A shares' average daily net assets.

5. INVESTMENT TRANSACTIONS

Costs of purchases and proceeds from sales of securities for the six months ended June 30, 2015 for the Fund (excluding short-term investments) were as follows:

Disciplined Opportunity Fund
Purchases of securities	$17,738,388
Sales of securities	2,021,332

There were no purchases or sales of U.S. Government Securities during the period ended June 30, 2015.

6. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund were as follows:

	Disciplined Opportunity Fund Institutional Shares	Disciplined Opportunity Fund Class A Shares
Shares outstanding, December 31, 2013(1)	1,000	—
Shares sold	3,480,591	931
Shares issued to shareholders in reinvestment of distributions	72,046	—
Shares redeemed	(235,711)	—
Shares outstanding, December 31, 2014(2)	3,317,926	931
Shares sold	556,185	146
Shares issued to shareholders in reinvestment of distributions	—	—
Shares redeemed	(287,040)	—
Shares outstanding, June 30, 2015	3,587,071	1,077

(1) Inception of Disciplined Opportunity Fund Institutional shares.

(2) Inception of Disciplined Opportunity Fund Class A shares.

HCIM TRUST

NOTES TO FINANCIAL STATEMENTS

For the Six Months Ended June 30, 2015 (Unaudited) (continued)

7. FEDERAL INCOME TAXES

The cost basis of investments for federal income tax purposes at December 31, 2014, was as follows:

Disciplined Opportunity Fund
Cost of Investments	$36,002,042
Gross tax unrealized appreciation	5,792,537
Gross tax unrealized depreciation	(3,171,609)
Net tax unrealized depreciation	$2,620,928

The temporary differences for tax purposes primarily relate to foreign currency adjustments and wash sales, with differing book and tax methods.

At December 31, 2014 the components of distributable earnings/(losses) on a tax basis were as follows:

Disciplined Opportunity Fund
Net unrealized appreciation	$—
Undistributed ordinary income	—
Undistributed long-term capital gain	339,334
Accumulated other gain	—
Total distributable earnings	$339,634

For the year ended December 31, 2014, the following adjustments were made on the Statement of Assets and Liabilities for permanent tax adjustments:

	Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss)	Paid In Capital
Disciplined Opportunity Fund	$441,383	$(434,479)	$(6,904)

The tax character of distributions for the Fund for the year ended December 31, 2014 was as follows:

Disciplined Opportunity Fund
Distributions paid from:
Long-term capital gain	$705,159
Short-term capital gain	33,590
Total distributable earnings	$740,749

As of December 31, 2014 the Disciplined Opportunity Fund did not have any accumulated capital loss carryovers, post-October or late year ordinary losses.

8. CREDIT FACILITY

For cash management purposes, the Fund has the ability to utilize an unsecured credit facility provided by U.S. Bank N.A. under a Loan Agreement ("Agreement") dated January 15, 2015. The Funds may borrow up to 33.3% of its net assets, with a maximum principal amount of $200,000,000, subject to certain restrictions and the right of setoff on the Fund's assets. The credit facility is shared with the Hatteras Alternative Mutual Funds Trust and the noted borrowing restrictions include the borrowings of those funds. As of June 30, 2015, total outstanding borrowings for Hatteras Alternative Mutual Funds Trust was $267,000. The Agreement can be terminated by either Fund or by U.S. Bank N.A.

During the six months ending June 30, 2015, the Fund did not have an outstanding balance.

9. NEW ACCOUNTING PRONOUNCEMENTS

In May 2015, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2015-07 "Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent)". The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the NAV practical expedient. The ASU

HCIM TRUST

NOTES TO FINANCIAL STATEMENTS

For the Six Months Ended June 30, 2015 (Unaudited) (continued)

9. NEW ACCOUNTING PRONOUNCEMENTS (CONTINUED)

also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Fund's financial statements and related disclosures.

10. SUBSEQUENT EVENTS

On April 23, 2015, the Board approved an Agreement and Plan of Reorganization between HCIM Trust and Hatteras Alternative Mutual Funds Trust, another affiliated Delaware statutory trust. Pursuant to the Agreement and Plan of Reorganization, the Fund transferred all of its assets and liabilities to Hatteras Disciplined Opportunity Fund, a newly formed series of Hatteras Alternative Mutual Funds Trust on July 10, 2015 and the HCIM Trust closed on that date.

HCIM TRUST

NOTES TO FINANCIAL STATEMENTS

For the Six Months Ended June 30, 2015 (Unaudited) (continued)

HCIM TRUST

FINANCIAL HIGHLIGHTS

	Institutional Class
Hatteras Disciplined Opportunity Fund	For the Six Months Ended June 30, 2015 (Unaudited)		For the Year Ended December 31, 2014
Per Share Data(1):
Net Asset Value, Beginning of Year	$10.23		$10.00
Gain (Loss) from Investment Operations:
Net investment loss(2)	(0.09)		(0.21)
Net realized and unrealized gain on investments and foreign currency	0.26		0.67
Total Gain from Investment Operations	0.17		0.46
Less Dividends and Distributions:
Net realized gains	—		(0.23)
Total Dividends and Distributions	—		(0.23)
Net Asset Value, End of Year	$10.40		$10.23
Total Return	1.66	%(4)	4.56%
Ratios/Supplemental Data:
Net assets (000's omitted), end of year	$37,314		$33,929
Ratio of expenses to average net assets(3):	1.75	%(5)	2.08%
Ratio of net investment loss to average net assets:	(1.75	)%(5)	(2.08)%
Portfolio turnover rate	21	%(4)	29%

(1)  Information presented relates to a share of capital stock outstanding for the entire period.

(2)  Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the period.

(3)  Amount presented is net of waiver. For the six months ended June 30, 2015, and the year ended December 31, 2014, the ratio of expenses gross of waiver is 2.40%, and 2.78%, respectively.

(4)  Not Annualized.

(5)  Annualized.

The accompanying notes are an integral part of these financial statements.

HCIM TRUST

NOTES TO FINANCIAL STATEMENTS

For the Six Months Ended June 30, 2015 (Unaudited) (continued)

HCIM TRUST (CONTINUED)

FINANCIAL HIGHLIGHTS (CONTINUED)

	Class A
Hatteras Disciplined Opportunity Fund	For the Six Months Ended June 30, 2015 (Unaudited)
Per Share Data(1):
Net Asset Value, Beginning of Year	$10.23
Gain (Loss) from Investment Operations:
Net investment loss(2)	(0.10)
Net realized and unrealized gain (loss) on investments and foreign currency	0.27
Total Gain from Investment Operations	0.17
Less Dividends and Distributions:
Net realized gains	—
Total Dividends and Distributions	—
Net Asset Value, End of Year	$10.40
Total Return	1.66	%(4)
Ratios/Supplemental Data:
Net assets (000's omitted), end of year	$11
Ratio of expenses to average net assets(3):	2.00	%(5)
Ratio of net investment loss to average net assets:	(2.00	)%(5)
Portfolio turnover rate	21	%(4)

(1)  Information presented relates to a share of capital stock outstanding for the entire period.

(2)  Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the period.

(3)  Amount presented is net of waiver. For the six months ended June 30, 2015, the ratio of expenses gross of waiver is 2.65%.

(4)  Not Annualized.

(5)  Annualized.

The accompanying notes are an integral part of these financial statements.

HCIM TRUST

EXPENSE EXAMPLE

June 30, 2015 (Unaudited)

As a shareholder of the Hatteras Disciplined Opportunity Fund ("the Fund"), you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (1/1/15 – 6/30/15).

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by funds in which the Fund invests in addition to the expenses of the Fund. The Example below includes, but is not limited to, investment advisory fees and operating services fees. However, the Example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under U.S. generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

HATTERAS DISCIPLINED OPPORTUNITY FUND

Based on Actual Total Return1

	Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period[3]
Class A
Actual	1.66%	$1,000.00	$1,016.60	2.00%	$10.00
Hypothetical (5% return before expenses)	2.48%	1,000.00	1,014.88	2.00%	9.99
Institutional Class
Actual	1.66%	$1,000.00	$1,016.60	1.75%	$8.75
Hypothetical (5% return before expenses)	2.48%	1,000.00	1,016.12	1.75%	8.75

1  For the six-months ended June 30, 2015.

2  Past performance does not guarantee future results. Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year.

3  Expenses are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

BOARD APPROVAL OF INVESTMENT SUB-ADVISORY AGREEMENT (UNAUDITED)

At its meeting in-person held on February 25, 2015, the Board of Trustees (the "Board") of HCIM Trust (the "Trust"), including the Trustees who are not "interested persons" of the Trust, as such term is defined in the Investment Company Act of 1940, as amended (the "1940 Act") (the "Independent Trustees"), voted to approve (i) a new investment sub-advisory agreement among the Trust, on behalf of the Hatteras Disciplined Opportunity Fund (the "Disciplined Opportunity Fund" or the "Fund"), Hatteras Funds, LLC (the "Advisor"), and Acertus Capital Management, LLC ("Acertus"), subject to shareholder approval (the "New Agreement"); and (ii) an interim investment sub-advisory agreement among the Trust, the Fund, the Advisor and Acertus (the "Interim Agreement" and, together with the New Agreement, the "Agreements") . The New Agreement was approved in light of a change of control that was expected to occur in the second quarter of 2015 as a result of a change in Acertus's ownership. The Board considered that The Beacon Trust Company ("Beacon") had agreed to acquire The MDE Group, Inc., a controlling affiliate of Acertus (the "Transaction") The Board noted that pursuant to the terms of the existing sub-advisory agreement and the 1940 Act, at the time of the Transaction, the current sub-advisory agreement would automatically terminate. In addition, the Board voted to approve the Interim Agreement, which would become effective in the event shareholder approval of the New Agreement was not obtained by the time the Transaction occurred.

The Board received and discussed a memorandum from the legal counsel to the Trust's Independent Trustees regarding the duties and responsibilities in approving the Agreements. The Trust's Independent Trustees reviewed information concerning the anticipated impact of the Transaction to Acertus and, in turn, its services to the Fund. The Trust's Board and legal counsel to Fund and to the Trust's Independent Trustees had an opportunity to review the information provided by the Advisor and Acertus in advance of the meeting.

The Trustees gave consideration to all factors deemed to be relevant to Acertus, including, but not limited to the following: (i) the overall historical investment performance of Acertus; (ii) the nature, scope and quality of the services to be provided by Acertus; (iii) the costs of the services to be provided by Acertus and the structure of Acertus's fees; (iv) the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect any economies of scale for the benefit of shareholders; and (v) the profits to be realized by Acertus and its affiliates from the relationship with the Fund.

The Trustees considered a report provided by the Trust's Chief Compliance Officer (the "CCO") on Acertus's compliance processes, procedures, code of ethics, e-mail retention, disaster recovery policies, brokers used and soft dollars. The Trustees concluded that Acertus would have sufficient quality and depth of compliance policies and procedures essential to performing its duties under the Agreements.

The Trustees next assessed the overall quality of services to be provided by Acertus to the Fund. The Trustees considered Acertus's specific responsibilities in all aspects of day-to-day portfolio management of the Fund, as well as the qualifications, experience and responsibilities of the portfolio managers and other key personnel at Acertus involved in the day-to-day portfolio activities of the Fund. The Trustees concluded that Acertus would have sufficient quality and depth of personnel, resources and investment methods essential to performing its duties under the Agreements and that the nature, overall quality, and extent of the management services were satisfactory.

The Board then considered information provided by the Advisor regarding the effect of the Agreements on the Advisor's profitability, noting that there would be none.

No single factor was determinative of the Board's decision to approve the Agreements; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Agreements, including the compensation payable under the Agreements, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Agreements was in the best interests of the Fund and its shareholders.

RESULTS OF SHAREHOLDER MEETING

(Unaudited)

On May 14, 2015, the Fund held a Special Meeting of Shareholders to approve the proposal listed below. The proposal was approved.

Proposal 1: To approve a new Investment Sub-Advisory Agreement between Hatteras Funds, LLC and Acertus Capital Management, LLC.

Shares Voted For	Shares Voted Against	Shares Abstained
3,024,561	—	—

INVESTMENT ADVISOR

Hatteras Funds, LLC
6601 Six Forks Road, Suite 340
Raleigh, NC 27615

DISTRIBUTOR

Hatteras Capital Distributors, LLC
6601 Six Forks Road, Suite 340
Raleigh, NC 27615

ADMINISTRATOR AND TRANSFER AGENT

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

CUSTODIAN

U.S. Bank, N.A.
1555 North River Center Drive
Milwaukee, WI 53212

LEGAL COUNSEL

Drinker, Biddle & Reath LLP
One Logan Square, Ste. 2000
Philadelphia, PA 19103

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.
1350 Euclid Ave., Suite 800
Cleveland, OH 44115

TOLL FREE TELEPHONE NUMBER:

1-877-569-2382

The Fund's Statement of Additional Information contains additional information about the Fund's Trustees and is available without charge upon request by calling 1-877-569-2382.

The Fund's Proxy Voting Policies and Procedures are available without charge upon request by calling 1-877-569-2382, on the Fund's website, www.hatterasfunds.com, or on the SEC's website, at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the period ending June 30, 2015, is available without charge upon request by calling 1-877-569-2382; or on the SEC's website, at www.sec.gov.

The Trust files a Form N-Q with the Securities and Exchange Commission (the "SEC") no more than sixty days after the Trust's first and third fiscal quarters. For the Trust, this would be for the fiscal quarters ending March 31 and September 30. Form N-Q includes a complete schedule of the Trust's portfolio holdings as of the end of those fiscal quarters. The Trust's N-Q filings can be found free of charge on the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 800-SEC-0330 for information on the operation of the Public Reference Room).

This report must be accompanied or preceded by the Fund's current prospectus.

HATTERASFUNDS.COM / T: 919.846.2324 / F: 919.846.3433
6601 SIX FORKS ROAD / SUITE 340 / RALEIGH, NC 27615-6520

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Investments.

(a)         Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)         Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)         The Registrant’s Chief Executive Officer and Chief Financial Officer/Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)         There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)         (1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Not applicable for semi-annual reports.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)         Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.  Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	HCIM Trust

By (Signature and Title)	/s/ David B. Perkins
David B. Perkins, Chief Executive Officer

Date	September 3, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David B. Perkins
David B. Perkins, Chief Executive Officer

Date	September 3, 2015

By (Signature and Title)	/s/ Lance Baker
Lance Baker, Chief Financial Officer and Treasurer

Date	September 3, 2015